SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 14,847,902	$ 17,584,454	$ 27,095,197
International Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	10,063,227	11,253,079	14,542,323
China Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 4,784,675	$ 6,331,375	$ 12,552,874